Condensed Consolidated Statements of Cash Flows (Q1) - USD ($)	3 Months Ended					12 Months Ended		35 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023
Cash flows from operating activities
Net income/(loss)	$ (327,599,700)	$ (9,177,900)	$ (26,033,100)	$ (22,768,100)	$ (210,300)	$ (58,189,200)	$ 50,523,700
Adjustments to reconcile net income / (loss) to net cash used in operating activities:
Non-cash interest expense on debt	2,817,600				2,024,300	39,429,100	2,038,700
Change in fair value of derivative liabilities	225,916,000				(5,659,900)	2,791,600	(75,809,900)
Depreciation	5,600				16,500	60,400	59,100
Loss on extinguishment of debt	542,300				0
Stock based compensation	84,588,000				0
Non-cash charge for operating lease	400				1,800	153,800	86,800
Prepaid expenses and other current assets	2,800				0	(1,600)	105,200
Accounts Receivable	33,800				13,200	426,900	(507,800)
Unearned Revenue	(695,900)				0	4,413,100	0
Accounts payable	5,073,100				39,900	1,332,000	(542,700)
Net cash used in operating activities	(9,316,000)				(3,774,500)	(9,733,500)	(24,201,500)	$ 37,732,000
Cash flows used in investing activities
Purchases of property and equipment	0				0	(2,200)	(84,500)
Net cash provided by (used in) investing activities	0				0	(2,200)	(84,500)
Cash flows provided by financing activities
Proceeds from convertible promissory notes	47,455,000				0	3,500,000	15,360,000	40,460,000
Proceeds from merger	233,017,500				0
Net cash provided by financing activities	280,472,500				0	2,500,000	15,360,000
Net change in cash	271,156,500				(3,774,500)	(7,235,700)	(8,926,000)
Cash and cash equivalents, beginning of period	2,572,700			$ 6,033,900	9,808,400	9,808,400	18,734,400
Cash and cash equivalents, end of period	273,729,200	2,572,700			6,033,900	2,572,700	9,808,400	2,572,700
Reconciliation of cash and cash equivalents and restricted cash to the condensed consolidated balance sheets
Cash and cash equivalents	233,700,900	2,572,700			6,033,900	2,572,700	9,808,400	2,572,700
Restricted cash	40,028,300	$ 0			0	0		$ 0
Supplemental disclosure of cash flow information
Cash paid for interest	0				0	0	0
Cash paid for taxes	0				0	$ 0	$ 0
Non cash investing and financing activities
Shares issued for conversion of convertible notes	$ 300,426,000				$ 0